Cash and cash equivalents (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 RMB CNY	Dec. 31, 2012 RMB CNY	Dec. 31, 2013 US$ USD ($)	Dec. 31, 2013 US$ CNY	Dec. 31, 2012 US$ USD ($)	Dec. 31, 2012 US$ CNY
Cash and cash equivalents
Cash and cash equivalents	$ 120,521	729,598	$ 83,371	504,702	128,891	83,683	715,316	460,176	$ 2,342	14,282	$ 7,084	44,526